Group assets and liabilities - measurement (Tables)	6 Months Ended
Jun. 30, 2018
Financial instruments
Schedule of reconciliation of movements in level 3 financial instruments measured at fair value

			Total
			gains
			(losses)
		Total	recorded
		gains	in other
	At	(losses) in	compre-						Transfers	Transfers	At
	1 Jan	income	hensive						into	out of	30 Jun
Half year 2018 £m	2018	statement	income	Purchases	Sales	Settled		Issued	level 3	level 3	2018
Loans	4,837	59	65	2	—	(223)		43	—	—	4,783
Equity securities and portfolio holdings in unit trusts	371	43	(7)	112	(1)	—		—	—	—	518
Debt securities	654	(10)	—	55	(46)	—		—	—	—	653
Other investments (including derivative assets)	4,424	188	46	550	(426)	—		—	—	—	4,782
Derivative liabilities	(512)	57	—	—	—	—		—	—	55	(400)
Total financial investments, net of derivative liabilities	9,774	337	104	719	(473)	(223)		43	—	55	10,336
Borrowings attributable to with-profits operations	(1,887)	(2)	—	—	—	143		—	—	—	(1,746)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(413)	38	—	—	—	22	*	(414)	—	—	(767)
Other financial liabilities	(3,031)	(84)	(68)	—	—	103		(79)	—	—	(3,159)
Total financial instruments at fair value	4,443	289	36	719	(473)	45		(450)	—	55	4,664

			Total
			gains
			(losses)
		Total	recorded
		gains	in other
	At	(losses) in	compre-						Transfers	Transfers	At
	1 Jan	income	hensive						into	out of	31 Dec
Full year 2017 £m	2017	statement	income	Purchases	Sales	Settled		Issued	level 3	level 3	2017
Loans	2,699	17	(235)	2,129	—	(311)		236	302	—	4,837
Equity securities and portfolio holdings in unit trusts	722	11	(5)	186	(468)	(6)		—	1	(70)	371
Debt securities	942	51	(11)	216	(522)	—		—	—	(22)	654
Other investments (including derivative assets)	4,480	73	(133)	727	(725)	—		—	2	—	4,424
Derivative liabilities	(516)	4	—	—	—	—		—	—	—	(512)
Total financial investments, net of derivative liabilities	8,327	156	(384)	3,258	(1,715)	(317)		236	305	(92)	9,774
Borrowings attributable to with-profits operations	—	(13)	—	—	—	115		(1,989)	—	—	(1,887)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(883)	(559)	—	(13)	—	1,276	*	(234)	—	—	(413)
Other financial liabilities	(2,851)	14	250	—	—	252		(311)	(385)	—	(3,031)
Total financial instruments at fair value	4,593	(402)	(134)	3,245	(1,715)	1,326		(2,298)	(80)	(92)	4,443

*  Includes distributions to third-party investors by subsidiaries held by the UK with-profits funds for investment purposes. These distributions vary period to period depending on the maturity of the subsidiaries and the gains realised by those entities in the period.

Schedule of net unrealised gains and losses in the income statement for financial instruments still held at the end of the year

	2018 £m	2017 £m
	30 Jun	31 Dec
Loans	(23)	20
Equity securities	43	(12)
Debt securities	(10)	(5)
Other investments	109	(22)
Derivative liabilities	57	4
Borrowings attributable to with-profit operations	(2)	(13)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	38	(123)
Other financial liabilities	(2)	12
Total	210	(139)

At fair value
Financial instruments
Schedule of fair value of assets and liabilities

	30 Jun 2018 £m
	Level 1	Level 2	Level 3	Total
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
	in active	observable	unobservable
Analysis of financial investments, net of derivative liabilities by business type	markets	market inputs	market inputs

With-profits
Loans	—	—	1,848	1,848
Equity securities and portfolio holdings in unit trusts	59,025	4,748	490	64,263
Debt securities	29,680	45,952	355	75,987
Other investments (including derivative assets)	76	3,185	3,866	7,127
Derivative liabilities	(40)	(1,003)	—	(1,043)
Total financial investments, net of derivative liabilities	88,741	52,882	6,559	148,182
Percentage of total	60%	36%	4%	100%
Unit-linked and variable annuity separate account
Equity securities and portfolio holdings in unit trusts	162,698	494	18	163,210
Debt securities	5,162	5,145	—	10,307
Other investments (including derivative assets)	3	4	7	14
Derivative liabilities	(9)	(4)	—	(13)
Total financial investments, net of derivative liabilities	167,854	5,639	25	173,518
Percentage of total	97%	3%	—%	100%
Non-linked shareholder-backed
Loans	—	—	2,935	2,935
Equity securities and portfolio holdings in unit trusts	2,215	9	10	2,234
Debt securities	17,918	55,795	298	74,011
Other investments (including derivative assets)	34	1,403	909	2,346
Derivative liabilities	(1)	(1,692)	(400)	(2,093)
Total financial investments, net of derivative liabilities	20,166	55,515	3,752	79,433
Percentage of total	25%	70%	5%	100%

Group total analysis, including other financial liabilities held at fair value
Group total
Loans	—	—	4,783	4,783
Equity securities and portfolio holdings in unit trusts	223,938	5,251	518	229,707
Debt securities	52,760	106,892	653	160,305
Other investments (including derivative assets)	113	4,592	4,782	9,487
Derivative liabilities	(50)	(2,699)	(400)	(3,149)
Total financial investments, net of derivative liabilities	276,761	114,036	10,336	401,133
Investment contract liabilities without discretionary participation features held at fair value	—	(16,713)	—	(16,713)
Borrowings attributable to with-profits operations	—	—	(1,746)	(1,746)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(5,184)	(3,407)	(767)	(9,358)
Other financial liabilities held at fair value	—	—	(3,159)	(3,159)
Total financial instruments at fair value	271,577	93,916	4,664	370,157
Percentage of total	74%	25%	1%	100%

	31 Dec 2017 £m
	Level 1	Level 2	Level 3	Total
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
	in active	observable	unobservable
Analysis of financial investments, net of derivative liabilities by business type	markets	market inputs	market inputs

With-profits
Loans	—	—	2,023	2,023
Equity securities and portfolio holdings in unit trusts	57,347	4,470	351	62,168
Debt securities	29,143	45,602	348	75,093
Other investments (including derivative assets)	68	3,638	3,540	7,246
Derivative liabilities	(68)	(615)	—	(683)
Total financial investments, net of derivative liabilities	86,490	53,095	6,262	145,847
Percentage of total	60%	36%	4%	100%
Unit-linked and variable annuity separate account
Equity securities and portfolio holdings in unit trusts	158,631	457	10	159,098
Debt securities	4,993	5,226	—	10,219
Other investments (including derivative assets)	12	4	8	24
Derivative liabilities	—	(1)	—	(1)
Total financial investments, net of derivative liabilities	163,636	5,686	18	169,340
Percentage of total	97%	3%	0%	100%
Non-linked shareholder-backed
Loans	—	—	2,814	2,814
Equity securities and portfolio holdings in unit trusts	2,105	10	10	2,125
Debt securities	21,443	64,313	306	86,062
Other investments (including derivative assets)	7	2,270	876	3,153
Derivative liabilities	—	(1,559)	(512)	(2,071)
Total financial investments, net of derivative liabilities	23,555	65,034	3,494	92,083
Percentage of total	25%	71%	4%	100%

Group total analysis, including other financial liabilities held at fair value
Group total
Loans	—	—	4,837	4,837
Equity securities and portfolio holdings in unit trusts	218,083	4,937	371	223,391
Debt securities	55,579	115,141	654	171,374
Other investments (including derivative assets)	87	5,912	4,424	10,423
Derivative liabilities	(68)	(2,175)	(512)	(2,755)
Total financial investments, net of derivative liabilities	273,681	123,815	9,774	407,270
Investment contract liabilities without discretionary participation features held at fair value	—	(17,397)	—	(17,397)
Borrowings attributable to with-profits operations	—	—	(1,887)	(1,887)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(4,836)	(3,640)	(413)	(8,889)
Other financial liabilities held at fair value	—	—	(3,031)	(3,031)
Total financial instruments at fair value	268,845	102,778	4,443	376,066
Percentage of total	72%	27%	1%	100%

Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Schedule of fair value of assets and liabilities

	30 Jun 2018 £m
	Total	Total
	carrying	fair
	value	value
Assets
Loans	12,139	12,710

Liabilities
Investment contract liabilities without discretionary participation features	(3,001)	(3,003)
Core structural borrowings of shareholder-financed operations	(6,367)	(6,518)
Operational borrowings attributable to shareholder-financed operations	(1,618)	(1,618)
Borrowings attributable to the with-profits funds	(1,843)	(1,768)
Obligations under funding, securities lending and sale and repurchase agreements	(7,128)	(7,126)

	31 Dec 2017 £m
		Total
	Total	fair
	carrying value	value
Assets
Loans	12,205	12,939

Liabilities
Investment contract liabilities without discretionary participation features	(2,997)	(3,032)
Core structural borrowings of shareholder-financed operations	(6,280)	(7,032)
Operational borrowings attributable to shareholder-financed operations	(1,791)	(1,791)
Borrowings attributable to the with-profits funds	(1,829)	(1,832)
Obligations under funding, securities lending and sale and repurchase agreements	(5,662)	(5,828)